Issued capital (Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share repurchase	$ 6,088
Share repurchase (Shares)	873
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Share repurchase	$ 6,088	$ 0
Share repurchase (Shares)	873	0